OPERATING SEGMENTS - Information about Major Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Revenue	$ 1,612.2	$ 1,798.5
Percentage of total metal sales	71.90%	77.10%
Revenue (Note 8)	$ 1,612.2	$ 1,798.5
Customer One
Disclosure of major customers [line items]
Revenue	371.8	360.4
Revenue (Note 8)	371.8	360.4
Customer Two
Disclosure of major customers [line items]
Revenue	320.5	343.9
Revenue (Note 8)	320.5	343.9
Customer Three
Disclosure of major customers [line items]
Revenue	275.0	270.5
Revenue (Note 8)	275.0	270.5
Customer Four
Disclosure of major customers [line items]
Revenue	192.3	229.6
Revenue (Note 8)	192.3	229.6
Customer Five
Disclosure of major customers [line items]
Revenue	0.0	182.3
Revenue (Note 8)	0.0	182.3
Total sales to customers exceeding 10% of annual metal sales
Disclosure of major customers [line items]
Revenue	1,159.6	1,386.7
Revenue (Note 8)	$ 1,159.6	$ 1,386.7